Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
13.
Leases

Lease Obligations

The Company adopted ASC 842 on January 1, 2022, using the effective date transition method, which requires a cumulative-effect adjustment to the opening balance of retained earnings on the effective date.

The Company has made certain assumptions and judgements when applying ASC 842 including the adoption of the package of practical expedients available for transition. The practical expedients allowed the Company to not reassess (i) whether expired or existing contracts contained leases, (ii) lease classification for expired or existing leases and (iii) previously capitalized initial direct costs. The Company also elected not to recognize right-of-use assets and lease liabilities for short-term leases (leases with a term of twelve months or less).

Operating lease arrangements primarily consist of office and warehouse leases expiring at various years through 2028. The facility leases have original lease terms of two to seven years and contain options to extend the lease up to 5 years or terminate the lease. Options to extend are included in leased right-of-use assets and lease liabilities in the condensed consolidated balance sheet when the Company is reasonably certain it will renew the underlying leases. Since the implicit rate of such leases is unknown and the Company is not reasonably certain to renew its leases, the Company has elected to apply a collateralized incremental borrowing rate to facility leases on the original lease term in calculating the present value of future lease payments.

As of September 30, 2024, the weighted average discount rate for operating leases was 9.49% and the weighted average remaining lease term for operating leases was 2.4 years, respectively. As of December 31, 2023, the weighted average discount rate for operating leases was 9.49% and the weighted average remaining lease term for operating leases was 4.42 years, respectively.

The Company has entered into various short-term operating leases for office and warehouse space, with an initial term of twelve months or less. These short-term leases are not recorded on the Company’s condensed consolidated balance sheet. The components of lease expense and other information for the three and nine months ended September 30, 2024 and 2023 were as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(in thousands)		(in thousands)
Operating lease costs	$122	$25	$282	$67
Short-term lease costs	10	3	31	61
Total lease costs	132	28	313	128
Other information:
Cash paid for amounts included in the measurement of operating lease liability	$122	$25	$282	$67

Right-of-use assets of $0.0 million and $0.3 million were obtained in exchange for lease liabilities during the nine months ended September 30, 2024 and 2023 respectively.

Total right-of-use assets of $0.4 million and operating lease liabilities of $0.4 million were acquired in the Acquisition and recorded at fair value on the acquisition date.

The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Operating
(in thousands)
2024 (remaining)	89
2025	282
2026	78
2027	78
2028	33
Thereafter	—
Total future minimum lease payments	560
Less: imputed interest	(48)
Present value of operating lease liability	$512

Less: current portion of lease liability	302
Non-current portion of lease liability	210
Present value of operating lease liability	$512

Note 13. Leases

The Company adopted ASC 842 on January 1, 2022, using the effective date transition method, which requires a cumulative-effect adjustment to the opening balance of retained earnings on the effective date. As a result of the adoption of ASC 842, the Company recognized right-of-use assets and lease liabilities of $0.3 million and $0.3 million, respectively, as of the January 1, 2022, effective date. There was no impact to opening retained earnings from the adoption of ASC 842.

The Company has made certain assumptions and judgements when applying ASC 842 including the adoption of the package of practical expedients available for transition. The practical expedients allowed the Company to not reassess (i) whether expired or existing contracts contained leases, (ii) lease classification for expired or existing leases and (iii) previously capitalized initial direct costs. The Company also elected not to recognize right-of-use assets and lease liabilities for short-term leases (leases with a term of twelve months or less).

Operating lease arrangements primarily consist of office and warehouse leases expiring at various years through 2024. The facility leases have original lease terms of two to seven years and contain options to extend the lease up to 5 years or terminate the lease. Options to extend are included in leased right-of-use assets and lease liabilities in the consolidated balance sheet when the Company is reasonably certain it will renew the underlying leases. Since the implicit rate of such leases is unknown and the Company is not reasonably certain to renew its leases, the Company has elected to apply a collateralized incremental borrowing rate to facility leases on the original lease term in calculating the present value of future lease payments. As of December 31, 2023, the weighted average discount rate for operating leases was 9.49% and the weighted average remaining lease term for operating leases was 4.42 years, respectively. As of December 31, 2022, the weighted average discount rate for operating leases was 7.98% and the weighted average remaining lease term for operating leases was 0.8 years, respectively. The Company has entered into various short-term operating leases for office and warehouse space, with an initial term of twelve months or less. These short-term leases are not recorded on the Company’s consolidated balance sheet and the related lease expense for these short-term leases was $0.1 million and $0.1 million for the year ended December 31, 2023 and 2022, respectively. Operating lease cost was $0.1 million and $0.6 million for the year ended December 31, 2023 and 2022, respectively. Total operating lease cost was $0.2 million and $0.7 million for the year ended December 31, 2023 and 2022, respectively.

Right-of-use assets of $0.3 million and $0.4 million were obtained in exchange for lease liabilities during the years ended December 31, 2023 and 2022, respectively.

Lease Obligations

The following represents the Company’s maturities of operating lease liabilities under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Operating
(in thousands)
2024	78
2025	78
2026	78
2027	78
Thereafter	33
Total future minimum lease payments	345
Less: imputed interest	(62)
Present value of operating lease liability	$283

Less: current portion of lease liability	54
Non-current portion of lease liability	229
Present value of operating lease liability	$283